WARRANT AND DERIVATIVE LIABILITIES (Details) - USD ($)			3 Months Ended			9 Months Ended		12 Months Ended
	Mar. 15, 2017	May 11, 2015	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
WARRANT AND DERIVATIVE LIABILITIES (Details) [Line Items]
Embedded Derivative, Fair Value of Embedded Derivative Liability (in Dollars)		$ 506,348	$ 285,032		$ 1,242,590	$ 285,032		$ 288,934	$ 285,157
Derivative Liability, Current (in Dollars)		$ 334,784	2,240,510		$ 4,097,444	$ 2,240,510		1,937,234	1,621,199
Fair Value Assumptions, Risk Free Interest Rate	1.599%
Fair Value Assumptions, Expected Dividend Rate					0.00%	0.00%
Fair Value Assumptions, Expected Volatility Rate	105.22%				141.00%	150.00%
Derivative, Gain (Loss) on Derivative, Net (in Dollars)			$ 113,724	$ 17,771		$ (320,131)	$ (807,087)	$ (422,908)	$ 3,113,580
Minimum [Member]
WARRANT AND DERIVATIVE LIABILITIES (Details) [Line Items]
Fair Value Assumptions, Risk Free Interest Rate					0.56%	1.05%
Fair Value Assumptions, Expected Term					2 years 284 days	3 months
Maximum [Member]
WARRANT AND DERIVATIVE LIABILITIES (Details) [Line Items]
Fair Value Assumptions, Risk Free Interest Rate					0.89%	1.47%
Fair Value Assumptions, Expected Term					3 years 6 months	2 years 222 days
Embedded Derivative Financial Instruments [Member]
WARRANT AND DERIVATIVE LIABILITIES (Details) [Line Items]
Embedded Derivative, Fair Value of Embedded Derivative Liability (in Dollars)					$ 1,242,590
Fair Value Assumptions, Risk Free Interest Rate		0.25%
Fair Value Assumptions, Expected Dividend Rate		0.00%			0.00%			0.00%
Fair Value Assumptions, Expected Volatility Rate		140.00%			141.00%			161.00%
Derivative, Gain (Loss) on Derivative, Net (in Dollars)						$ (16,855)		$ (106,873)
Fair Value Assumptions, Expected Term		2 years
Embedded Derivative Financial Instruments [Member] | Minimum [Member]
WARRANT AND DERIVATIVE LIABILITIES (Details) [Line Items]
Fair Value Assumptions, Risk Free Interest Rate					0.56%			0.59%
Fair Value Assumptions, Expected Term								1 year 156 days
Embedded Derivative Financial Instruments [Member] | Maximum [Member]
WARRANT AND DERIVATIVE LIABILITIES (Details) [Line Items]
Fair Value Assumptions, Risk Free Interest Rate					0.89%			1.47%
Fair Value Assumptions, Expected Term								3 years 131 days